EARNINGS PER SHARE (Details) (BRL) In Millions, except Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Earnings Per Share [Line Items]
Net income attributable to Itau Unibanco	11,067		14,085		4,849
Minimum non-cumulative dividend on preferred shares in accordance with our by-laws	(49)		(48)		(31)
Subtotal	11,018		14,037		4,818
Retained earnings to be distributed to common stockholders in an amount per share equal to the minimum dividend payable to preferred stockholders	(50)		(47)		(34)
Retained earnings	10,968		13,990		4,784
Retained earnings to be distributed to common and preferred stockholders on a pro-rata basis:
Common shares	2,288,034,273	[1]	2,192,530,134		1,708,760,440	[1]
Preferred shares	2,246,784,635	[1]	2,143,753,894		1,554,841,088	[1]
Earnings per share – R$
Common shares	2.44	[1]	3.25	[1]	1.49	[1]
Preferred shares	2.44	[1]	3.25	[1]	1.49	[1]
Common shares
Earnings Per Share [Line Items]
Net income attributable to Itau Unibanco	5,585		7,121		2,539
Retained earnings	5,535		7,074		2,505
Preferred shares
Earnings Per Share [Line Items]
Net income attributable to Itau Unibanco	5,585		7,121		2,539
Retained earnings	5,433		6,916		2,279

[1]	After giving effect to the bonus shares occurred in August 2009 (note 19a).